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June 24, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Attn: Filing Desk

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”)
File No. 811-04611
Amendment to Registration Statement Exhibits

Ladies and Gentlemen:

On behalf of the Fund, attached for filing via the EDGAR System pursuant to Section 8 of the Investment Company Act of 1940, as amended (“1940 Act”), is Amendment No. 40 to the Fund’s Registration Statement under the 1940 Act (“Registration Statement”). This filing amends the Registration Statement to include 5 additional exhibits.

No fee is required in connection with this filing. Please direct any questions concerning this filing to Victoria M. Szybillo at 202-261-3463 or Sander M. Bieber at 202-261-3308.

Very truly yours,

/s/ Victoria M. Szybillo

Victoria M. Szybillo